Income Taxes (Details Textual) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Taxes (Textual)
Federal NOL carryforward for federal					$ 19,300
Foreign NOL carryforward					$ 7,000
U.S. statutory tax rates					34.00%	34.00%
Net tax benefit					$ 200
Benefit/(provision) for income taxes	$ 102	$ (73)	$ 56	$ (152)	$ 39	$ 365
Net deferred liability	$ 472		$ 472
Maximum [Member]
Income Taxes (Textual)
U.S. statutory tax rates					35.00%
Minimum [Member]
Income Taxes (Textual)
U.S. statutory tax rates					21.00%